Share-Based Payment (Details) - Schedule of effective time fair value of the stock options was determined using the BLM - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of effective time fair value of the stock options was determined using the BLM [Abstract]
Number of shares, outstanding at beginning (in Shares)	34,737,967	7,578,503	7,578,503
Weighted average exercise price, outstanding at beginning	$ 6.19	$ 5.5	$ 5.5
Weighted average grant date fair value, outstanding at beginning	$ 2.92	$ 2.14	$ 2.14
Weighted average remaining contractual, outstanding at beginning	9 years	7 years 1 month 6 days			9 years 1 month 6 days
Number of shares, granted (in Shares)		27,874,727	28,350,160		160,270
Weighted average exercise price, granted		$ 6.27	$ 6.28		$ 6.28
Weighted average grant date fair value, granted		$ 3.06	$ 3.09		$ 1.41
Weighted average remaining contractual, granted
Number of shares, forfeited (in Shares)	(1,186,220)	(1,196,158)	(1,190,696)	(1,231,675)	(384,684)
Weighted average exercise price, forfeited	$ 6.27	$ 3.89	$ 3.89	$ 5.83	$ 6.28
Weighted average grant date fair value, forfeited	$ 3.13	$ 2.04	$ 2.04	$ 2.27	$ 2.42
Weighted average remaining contractual, forfeited
Number of shares, outstanding at ending (in Shares)	33,551,747	34,257,072	34,737,967	7,578,503
Weighted average exercise price, outstanding at ending	$ 6.19	$ 6.19	$ 6.19	$ 5.5
Weighted average grant date fair value, outstanding at ending	$ 4.95	$ 2.9	$ 2.92	$ 2.14
Weighted average remaining contractual life, outstanding at ending	8 years 2 months 12 days	9 years 2 months 12 days	9 years	7 years 1 month 6 days	8 years 1 month 6 days
Number of shares, expected to vest and exercisable (in Shares)	33,551,747	34,257,072	34,737,967
Weighted average exercise price, expected to vest and exercisable	$ 6.19	$ 6.19	$ 6.19
Weighted average grant date fair value, expected to vest and exercisable	$ 4.95	$ 2.9	$ 2.92
Weighted average remaining contractual life, expected to vest and exercisable	8 years 2 months 12 days	9 years 2 months 12 days	9 years